Document And Entity Information	Jul. 02, 2024
Document Information [Line Items]
Entity, Registrant Name	CACTUS ACQUISITION CORP. 1 LTD.
Document, Type	8-K
Document, Period End Date	Jul. 02, 2024
Entity, Incorporation, State or Country Code	E9
Entity, File Number	001-40981
Entity, Address, Address Line One	4B Cedar Brook Drive
Entity, Address, City or Town	Cranbury
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	08512
City Area Code	609
Local Phone Number	495-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001865861
UnitsEachConsistingOfOneClassAOrdinaryShareAndOnehalfRedeemableWarrant Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half redeemable warrant
Trading Symbol	CCTSU
Security Exchange Name	NASDAQ
ClassAOrdinarySharesParValue00001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCTS
Security Exchange Name	NASDAQ
RedeemableWarrantsEachWarrantExercisableForOneClassAOrdinaryShareAtAnExercisePriceOf1150 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CCTSW
Security Exchange Name	NASDAQ